Property and Equipment, Net - Summary Of Property Plant And Equipment Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 59,103	$ 39,032
Less: accumulated depreciation	26,781	20,016
Property and equipment, net	32,322	19,016
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,844	1,901
Stadium equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	37,583	14,776
IT Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,923	17,846
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,296	2,355
Other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,457	$ 2,154